Share Based Compensation (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2016
Share Based Compensation [Line Items]
Total number of ordinary shares outstanding percentage	5.00%
Exercised options ordinary shares	78,570
Expected dividend yield	0.00%	0.00%
Total fair value of warrants issued (in Dollars)	$ 639	$ 432
Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Granted options ordinary shares	4,120,334
Forfeited options ordinary shares	298,430
Exercised options ordinary shares	3,184,800
2016 Share Incentive Plan [Member] | Ordinary Shares [Member]
Share Based Compensation [Line Items]
Ordinary shares were reserved for issuance			3,384,454
2021 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Ordinary shares were reserved for issuance	4,079,427